QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                   811-10103
               -------------------------------------------------
                       Investment Company Act file number


                         SATUIT CAPITAL MANAGEMENT TRUST
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


            8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
     --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                              Mr. Thomas R. Westle
                                   Blank Rome
                             The Chrysler Building
                              405 Lexington Avenue
                         New York, New York 10174-0208
      ---------------------------------------------------------------------
                    (Name and address of agent for service)

                                 (800) 567-4030
      -------------------------------------------------------------------
              Registrant's telephone number, including area code:

                        Date of fiscal year end: 10/31
                        -------------------------------

                      Date of reporting period: 01/31/05
                      -----------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.



Satuit Capital Management Trust

QUARTERLY STATEMENTS OF INVESTMENTS JANUARY 31, 2005 (UNAUDITED)
-----------------------------------------------------------------------

CONTENTS:

Satuit Capital Micro Cap Fund

                         SATUIT CAPITAL MICRO CAP FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                January 31, 2005
                                   (Unaudited)




   Number                                                          Market
 of Shares   Security Description                                   Value
----------   ---------------------                                 ------

             COMMON STOCKS:                             93.92%

             AEROPSACE:                                  1.10%
   18,700    BE AEROSPACE INC.                                    $  201,773
                                                                 -----------

             CAPITAL GOODS:                              1.10%
   20,000    ORBIT INTERNATIONAL                                     202,000
                                                                 -----------

             CONSTRUCTION:                               2.37%
   11,900    PERINI CORP.                                            205,632
   29,000    U. S. CONCRETE INC                                      230,550
                                                                 -----------
                                                                     436,182
                                                                 -----------

             CONSUMER:                                   3.48%
   29,500    COMFORT SYSTEMS USA                                     200,895
   11,700    KORN/FERRY INTERNATIONAL                                230,841
   26,700    MAC-GRAY CORP.                                          207,726
                                                                 -----------
                                                                     639,462
                                                                 -----------

             CORRECTION FACILITY:                        1.47%
   9,000     GEO GROUP                                              269,550
                                                                 -----------

             ENERGY:                                     9.76%
   21,900    BRIGHAM EXPLORATION                                    188,778
   9,950     CORE LABS                                              214,821
   10,000    DAWSON GEOPHYSICAL                                     194,900
   9,800     DRIL-QUIP                                              281,750
   8,300     GULF ISLAND                                            185,090
   19,300    PIONEER DRILLING CO.                                   198,790
   8,880     REMINGTON OIL & GAS                                    259,740
   7,700     WHITING PETROLEUM                                      268,884
                                                                 -----------
                                                                  1,792,753
                                                                 -----------

             ENGINEERING:                                1.15%
   12,500    THE KEITH CO.                                          212,000
                                                                 -----------

             FINANCIAL:                                 17.78%
   14,000    AMERICAN WEST BANCORP                                  266,140
   5,900     CITY BANK OF LYNNWOOD                                  207,975
   18,700    CNA SURETY CORP                                        244,970
   11,900    COLUMBIA BANCORP                                       214,200
   20,500    FIRST ALBANY CO                                        196,800
   41,500    MEADOWBROOK INSURANCE                                  222,855
   6,000     NAVIGATORS GROUP INC.                                  179,220
   18,700    PREMIER WEST BANCORP                                   230,010
   5,900     PROASSURANCE CORP                                      225,675
   8,300     SCOTISH ANNUITY & LIFE                                 191,481
   9,900     SIGNATURE BANK                                         301,257
   20,000    SPECIALTY UNDERWRITER                                  195,400
   29,700    TRADESTATION GROUP                                     181,170
   12,800    WASHINGTON BANKING                                     241,920
   3,000     WINTRUST FINANCIAL                                     166,440
                                                                 -----------
                                                                   3265,513
                                                                 -----------

             HEALTHCARE/DRUGS:                           9.89%
   14,100    BIO REFERENCE LABS                                     200,361
   24,000    CALIPER LIFE SCIENCE                                   180,960
   13,500    DENDRITE INTERNATIONAL                                 244,215
   7,100     HARVARD BIOSCIENCE                                      29,536
   7,600     NATIONAL MEDICAL HEALTH CARD                           159,448
   37,000    NOVAMED INC.                                           261,220
   17,900    RES-CARE INC.                                          284,789
   6,200     SFBC INTERNATIONAL                                     243,102
   9,100     VENTIV HEALTH                                          212,849
                                                                 -----------
                                                                  1,816,480
                                                                 -----------

             HUMAN RESOURCES:                            2.66%
   7,500     HEIDRICK & STRUGGELE                                   247,875
   21,700    K-FORCE COM                                            240,219
                                                                 -----------
                                                                    488,094
                                                                 -----------

             INTERNET:                                   3.70%
   13,600    OPENWAVE SYSTEMS INC.                                  185,232
   16,700    PACKETEER INC.                                         243,486
   36,700    REDBACK NETWORK INC.                                   250,294
                                                                 -----------
                                                                    679,012
                                                                 -----------

             MANUFACTURING:                              7.41%
   42,200    BODISEN BIOTECH INC.                                   253,200
   25,300    HARTMARX CORP                                          216,315
   24,100    JACCUZZI BRANDS                                        243,410
   11,200    LAKELAND INDUSTRIES                                    221,200
   17,800    LSI INDUSTRIES INC.                                    203,276
    9,800    NORTHWEST PIPE CO.                                     222,754
                                                                 -----------
                                                                  1,360,155
                                                                 -----------

             RETAIL:                                     4.30%

    4,700    AMERICA'S CAR-MART                                    173,900
   18,500    BOOKS A MILLION                                       174,085
    8,625    JOS. A. BANK CLOTHER                                  247,538
   14,600    SPORT CHALET INC.                                     193,450
                                                                 -----------
                                                                   788,973
                                                                 -----------

             TECH:                                      16.59%
   15,700    AUDIO CODES ORD                                       239,739
   33,600    BALLANTYNE OF OMAHA                                   171,360
   19,000    EPICOR SOFTWARE                                       256,310
   19,100    GENREAL CABLE CORP                                    230,537
   44,400    MIND CTI LTD.                                         216,672
   13,300    NETGEAR INC.                                          200,032
   12,600    POMEROY IT SOLUTIONS INC.                             181,314
   20,100    RADVISION LTD.                                        295,470
    8,400    RADWARE LTD.                                          204,876
   10,500    SENSYTECH INC.                                        342,930
   10,400    SONIC SOLUTIONS                                       185,224
   29,000    SRS LABS INC.                                         150,510
   12,700    ULTICOM INC.                                          175,260
   18,000    ZYGO                                                  196,560
                                                                 -----------
                                                                 3,046,794
                                                                 -----------

             TELECOMMUNICATIONS:                         8.73%
   60,100    8X8 INC.                                              174,290
    8,800    ALADDIN KNOWLEDGE SYSTEM                              222,552
   28,400    ARRIS GROUP INC.                                      175,796
   27,600    HARMONIC LIGHTWAVES                                   314,640
   24,830    PREMIERE GLOBAL SERVICE                               244,079
   57,600    SIRENZA MICRODEVICES                                  249,408
   61,100    TUT SYSTEMS                                           223,260
                                                                 -----------
                                                                 1,604,025
                                                                 -----------

             TRANSPORTATION:                             2.44%
   10,700    CELADON GROUP INC.                                    254,767
   15,480    PROVIDENCE & WORCESTER                                193,500
                                                                 -----------
                                                                   448,267
                                                                 -----------

             Total Securities                           93.92%    $17,251,033
             Cash and Cash equivalents                   6.08%      1,116,424
                                                                  -----------
             Total Assets                              100.00%    $18,367,457
                                                                  -----------

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.



                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Satuit Capital Management Trust
             -----------------------------



By:  /s/ Robert J. Sullivan
     -------------------------------------
     Robert J. Sullivan
     Principal Executive Officer



Date: 03-21-2005
      ------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:  /s/ Robert J. Sullivan
     -------------------------------------
     Robert J. Sullivan
     Principal Executive Officer



Date: 03-21-2005
      ------------------------------------




By:  /s/ Robert J. Sullivan
     -------------------------------------
     Robert J. Sullivan
     Principal Financial Officer



Date: 03-21-2005
      ------------------------------------